Leases (Details Narrative)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 SGD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly rental fee	$ 44,400	$ 60,000
Lease Agreement [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease term	24 months	24 months